SHARE CAPITAL - Disclosure of share purchase warrant transactions (Details)	12 Months Ended
	Nov. 30, 2019 share $ / shares shares	Nov. 30, 2018 share $ / shares shares
Disclosure of classes of share capital [abstract]
Warrants outstanding, beginning balance | share	4,162,275	2,640,000
Weighted average exercise price, beginning balance	$ 0.51	$ 0.10
Warrants granted | share		3,567,275
Weighted average exercise price of warrants granted		$ 0.58
Warrants expired | share	(3,251,975)
Weighted average exercise price of warrants expired	$ 0.60
Warrants exercised | shares	(910,300)	(2,045,000)
Weighted average exercise price of warrants exercised	$ 0.21	$ 0.10
Warrants outstanding, ending balance | share	0	4,162,275
Weighted average exercise price, ending balance	$ 0.00	$ 0.51